Cash and Cash Equivalents: (Details 1) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Cash And Cash Equivalents Detailsabstract [Abstract]
Bank deposits	$ 31,685,167	$ 47,588,968
Short term investments	33,266,967	100,057,385
Total	$ 64,952,134	$ 147,646,353